Note 19 - Share-based Payment - Summary of Stock Based Compensation Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Share-based compensation	$ 5,039,746	$ 951,480	$ 1,772,851
Share-based payment expenses [member]
Statement Line Items [Line Items]
Share-based compensation	271,050	749,572	695,675
Share-based compensation expense [member]
Statement Line Items [Line Items]
Share-based compensation	$ 4,768,696	$ 201,908	$ 1,077,176